Benefit Plans (Information For Pension Plans With An Accumulated Benefit Obligation In Excess Of Plan Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Entity Information [Line Items]
Accumulated benefit obligation	$ 830,458	$ 771,592
Plan assets	850,020	769,704
Accumulated benefit obligation in excess of plan assets	(19,562)	1,888
Indianapolis Power And Light Company
Entity Information [Line Items]
Accumulated benefit obligation	830,458	771,592
Plan assets	850,020	769,704
Accumulated benefit obligation in excess of plan assets	$ (19,562)	$ 1,888